Litigation (Tables)	12 Months Ended
Dec. 31, 2017
Legal proceedings provision [abstract]
Schedule of legal provisions

(in millions of euros)	Note	December 31, 2017	December 31, 2016	December 31, 2015
France Litigations (1)	16.1	555	301	299 (2)
Spain Litigations	16.2	26	34	45
Poland Litigations	16.2	167	165	158
Other entities Litigations		31	37	26
Total		779	537	528
(1) Includes provisions affecting France, Enterprise and International Carriers & Shared Services.

(2) Not inclusive 350 million euros corresponding to the penalty pronounced by the French Competition Authority on December 17, 2015 in the Enterprise Market which were reclassified on December 31, 2015 in debt to be paid, and were paid on 2016.